SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of operating segments [abstract]
Schedule of Disclosure of operating segments
The tables below summarize the partnership’s segment revenues by type of revenue for the years ended December 31, 2025, 2024 and 2023:

	Year ended December 31, 2025
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Total
Revenues by type
Revenues from contracts with customers	$7,664	$2,058	$14,928	$24,650
Other revenues	1,704	1,095	8	2,807
Total revenues	$9,368	$3,153	$14,936	$27,457

	Year ended December 31, 2024
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Total
Revenues by type
Revenues from contracts with customers	$20,621	$2,342	$14,418	$37,381
Other revenues	1,828	1,397	14	3,239
Total revenues	$22,449	$3,739	$14,432	$40,620

	Year ended December 31, 2023
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Total
Revenues by type
Revenues from contracts with customers	$30,873	$6,046	$15,180	$52,099
Other revenues	1,537	1,411	21	2,969
Total revenues	$32,410	$7,457	$15,201	$55,068

	Year ended December 31, 2025
	Total attributable to Unitholders					Attributable to non-controlling interests	As per Financials
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Corporate	Total (1)
Revenues	$5,557	$984	$4,068	$—	$10,609	$16,848	$27,457
Direct operating costs (2)	(4,736)	(619)	(2,756)	(9)	(8,120)	(11,001)	(19,121)
General and administrative expenses	(114)	(77)	(116)	(122)	(429)	(722)	(1,151)
Gain (loss) on dispositions, net (3)	42	112	17	—	171	189	360
Gain (loss) on dispositions, net recorded in equity	(4)	—	—	(2)	(6)	(14)	(20)
Other income (expense), net (4)	10	26	(60)	(1)	(25)	(41)	(66)
Interest income (expense), net	(258)	(188)	(415)	(87)	(948)	(2,191)	(3,139)
Current income tax (expense) recovery	(68)	(21)	(119)	—	(208)	(375)	(583)
Preferred equity distributions	—	—	—	(52)	(52)	52	—
Equity accounted Adjusted EFO (5)	63	78	46	—	187	167	354
Adjusted EFO	492	295	665	(273)	1,179
Depreciation and amortization expense (2) (6)					(881)	(2,149)	(3,030)
Impairment reversal (expense), net					(30)	(58)	(88)
Gain (loss) on dispositions, net (3)					(35)	—	(35)
Gain (loss) on dispositions, net recorded in equity					6	14	20
Other income (expense), net (4)					(185)	(564)	(749)
Deferred income tax (expense) recovery					185	305	490
Non-cash items attributable to equity accounted investments (5)					(196)	(116)	(312)
Net income (loss)					$43	$344	$387
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(1)Adjusted EFO and net income (loss) attributable to Unitholders include Adjusted EFO and net income (loss) attributable to limited partnership unitholders, general partnership unitholders, redemption-exchange unitholders, special limited partnership unitholders and BBUC exchangeable shareholders.
(2)The sum of these amounts equates to direct operating costs of $22,151 million as per the consolidated statements of operating results.
(3)Gain (loss) on dispositions, net recorded in Adjusted EFO of $171 million primarily represents the partnership’s economic ownership interest in net gains of $114 million related to the disposition of the partnership’s offshore oil services' shuttle tanker operation, net gains of $22 million related to the disposition of the partnership’s Indian non-bank financial services' non-core home financing operation in July 2025, and net gains of $35 million related to the redemption of units received following the partial sale of three businesses to a Brookfield-managed evergreen fund. See Note 8 for further information.
(4)The sum of these amounts equates to other income (expense), net of $(815) million as per the consolidated statements of operating results. Other income (expense), net at the partnership’s economic ownership interest that is included in Adjusted EFO of $(25) million includes $35 million of expense related to the write-down of an earn-out associated with the sale of the partnership's automotive aftermarket parts remanufacturer, $19 million of realized gain relating to upgrades completed for customers on certain vessels at the partnership's offshore oil services, $16 million of expenses related to employee incentive payments linked to the realization of value at the partnership’s advanced energy storage operation, $4 million of realized net revaluation gains, and $3 million of other income. Other income (expense), net at the partnership’s economic ownership interest that is excluded from Adjusted EFO of $(185) million includes $115 million of expenses related to expected employee incentive payments linked to the eventual realization of value at the partnership’s operations, $76 million of net gain recognized upon deconsolidation of the partnership’s healthcare services operation, $66 million of business separation expenses, stand-up costs and restructuring charges, $48 million of unrealized gains recorded on reclassification of property, plant and equipment to finance leases at the partnership’s offshore oil services, $47 million of unrealized net revaluation losses, $34 million of net losses on debt modification and extinguishment, $14 million of unrealized loss recognized on the partial sale of an interest in the partnership's work access services operation to a Brookfield-managed evergreen fund, $12 million of transaction costs and $21 million of other expenses.
(5)The sum of these amounts equates to equity accounted income (loss), net of $42 million as per the consolidated statements of operating results.
(6)For the year ended December 31, 2025, depreciation and amortization expense by segment is as follows: business services $806 million, infrastructure services $715 million, industrials $1,509 million and corporate $nil.

	Year ended December 31, 2024
	Total attributable to Unitholders					Attributable to non-controlling interests	As per Financials
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Corporate and other	Total (1)
Revenues	$8,154	$1,284	$4,033	$—	$13,471	$27,149	$40,620
Direct operating costs (2)	(7,256)	(770)	(2,727)	(11)	(10,764)	(20,915)	(31,679)
General and administrative expenses	(145)	(76)	(120)	(109)	(450)	(817)	(1,267)
Gain (loss) on dispositions, net (3)	142	—	81	—	223	469	692
Gain (loss) on dispositions, net recorded in equity (4)	10	—	73	—	83	14	97
Other income (expense), net (5)	75	15	4	—	94	105	199
Interest income (expense), net	(286)	(240)	(353)	(152)	(1,031)	(2,073)	(3,104)
Current income tax (expense) recovery	(89)	(16)	(96)	(7)	(208)	(438)	(646)
Preferred equity distributions	—	—	—	(52)	(52)	52	—
Equity accounted Adjusted EFO (6)	36	90	40	—	166	151	317
Adjusted EFO	641	287	935	(331)	1,532
Depreciation and amortization expense (2) (7)					(1,002)	(2,202)	(3,204)
Impairment reversal (expense), net					(311)	(670)	(981)
Gain (loss) on dispositions, net recorded in equity (4)					(83)	(14)	(97)
Other income (expense), net (5)					(407)	(365)	(772)
Deferred income tax (expense) recovery					327	620	947
Non-cash items attributable to equity accounted investments (6)					(165)	(62)	(227)
Net income (loss)					$(109)	$1,004	$895
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(1)Adjusted EFO and net income (loss) attributable to Unitholders include Adjusted EFO and net income (loss) attributable to limited partnership unitholders, general partnership unitholders, redemption-exchange unitholders, special limited partnership unitholders and BBUC exchangeable shareholders.
(2)The sum of these amounts equates to direct operating costs of $34,883 million as per the consolidated statements of operating results.
(3)Gain (loss) on dispositions, net in Adjusted EFO of $223 million represents the partnership’s economic ownership interest in gains of $87 million from the disposition of the partnership’s road fuels operation, $81 million from the disposition of the partnership’s Canadian aggregates production operation, $40 million from the deconsolidation of the partnership’s payment processing services operation, and $15 million from the disposition of the partnership’s real estate services operation. See Note 8 for further information.
(4)Gain (loss) on dispositions, net recorded in equity in Adjusted EFO of $83 million represents the partnership's economic ownership interest in gains of $73 million related to the disposition of public securities and $10 million from the redemption of a financial asset.
(5)The sum of these amounts equates to other income (expense), net of $(573) million as per the consolidated statements of operating results. Other income (expense), net at the partnership’s economic ownership interest that is included in Adjusted EFO of $94 million includes $50 million of other income related to a distribution at the partnership’s entertainment operation, $21 million of net gains on the sale of property, plant and equipment and other assets, $18 million of net revaluation gains, and $5 million of other income. Other income (expense), net at the partnership’s economic ownership interest that is excluded from Adjusted EFO of $(407) million includes $251 million related to provisions recorded at the partnership’s construction operation, $105 million of provision for payment of a litigation settlement at the partnership’s dealer software and technology services operation, $49 million of business separation expenses, stand-up costs and restructuring charges, $37 million of net unrealized revaluation gains, $23 million of transaction costs, $13 million of net gains on debt extinguishment/modification, $4 million of expenses for employee incentive payments linked to the realization of value at the partnership’s operations and $25 million of other expenses.
(6)The sum of these amounts equates to equity accounted income (loss), net of $90 million as per the consolidated statements of operating results.
(7)For the year ended December 31, 2024, depreciation and amortization expense by segment is as follows: business services $961 million, infrastructure services $888 million, industrials $1,355 million and corporate $nil.

	Year ended December 31, 2023
	Total attributable to Unitholders					Attributable to non-controlling interests	As per Financials
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Corporate and other	Total (1)
Revenues	$9,261	$2,916	$4,458	$—	$16,635	$38,433	$55,068
Direct operating costs (2)	(8,246)	(2,087)	(3,532)	(16)	(13,881)	(32,548)	(46,429)
General and administrative expenses	(176)	(159)	(134)	(101)	(570)	(968)	(1,538)
Gain (loss) on dispositions, net (3)	155	1,717	42	—	1,914	2,390	4,304
Gain (loss) on dispositions, net recorded in equity (4)	21	—	106	—	127	267	394
Other income (expense), net (5)	—	16	3	—	19	32	51
Interest income (expense), net	(295)	(406)	(393)	(145)	(1,239)	(2,357)	(3,596)
Current income tax (expense) recovery	(127)	(36)	(98)	10	(251)	(524)	(775)
Preferred equity distribution	—	—	—	(83)	(83)	83	—
Equity accounted Adjusted EFO (6)	43	109	40	—	192	150	342
Adjusted EFO	636	2,070	492	(335)	2,863
Depreciation and amortization expense (2) (7)					(1,165)	(2,427)	(3,592)
Impairment reversal (expense), net					(268)	(563)	(831)
Gain (loss) on dispositions, net (3)					150	232	382
Gain (loss) on dispositions, net recorded in equity (4)					(127)	(267)	(394)
Other income (expense), net (5)					(238)	9	(229)
Deferred income tax (expense) recovery					338	492	830
Non-cash items attributable to equity accounted investments (6)					(148)	(62)	(210)
Net income (loss)					$1,405	$2,372	$3,777
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(1)Adjusted EFO and net income (loss) attributable to Unitholders include Adjusted EFO and net income (loss) attributable to limited partnership unitholders, general partnership unitholders, redemption-exchange unitholders, special limited partnership unitholders and BBUC exchangeable shareholders.
(2)The sum of these amounts equates to direct operating costs of $50,021 million as per the consolidated statements of operating results.
(3)The sum of these amounts equates to the gain (loss) on dispositions, net of $4,686 million as per the consolidated statements of operating results. Gain (loss) on dispositions, net in Adjusted EFO of $1,914 million represents the partnership’s economic ownership interest in gains of $1,711 million from the disposition of the partnership’s nuclear technology services operation, $67 million from the disposition of the partnership’s residential property management operation, $57 million from the partial disposition of the partnership’s technology services operation, $41 million from the disposition of the partnership’s automotive aftermarket parts remanufacturing operation, and $38 million related to other asset sales completed during the period. See Note 8 for further information.
(4)Gain (loss) on dispositions, net recorded in equity in Adjusted EFO of $127 million represents the partnership’s economic ownership interest in gains of $114 million related to the partial disposition of public securities, $15 million related to the sale of secured debentures, $9 million related to the partial disposition of the partnership’s graphite electrode operation and $11 million of realized losses related to the disposition of a financial asset at the partnership’s advance energy storage operation.
(5)The sum of these amounts equates to other income (expense), net of $(178) million as per the consolidated statements of operating results. Other income (expense), net at the partnership’s economic ownership interest that is excluded from Adjusted EFO of $(238) million includes a $247 million loss recognized on the derecognition and subsequent fair value measurement of the partnership’s graphite electrode operation, $161 million of net gains on debt extinguishment/modification, $69 million of business separation expenses, stand-up costs and restructuring charges, $53 million of transaction costs, $14 million of net unrealized revaluation gains, $10 million of expenses for employee incentive payments linked to the realization of value at the partnership’s operations and $34 million of other expenses.
(6)The sum of these amounts equates to equity accounted income (loss), net of $132 million as per the consolidated statements of operating results.
(7)For the year ended December 31, 2023, depreciation and amortization expense by segment is as follows: business services $1,045 million, infrastructure services $1,174 million, industrials $1,373 million and corporate $nil.
The following table presents the partnership’s total assets by reportable operating segment as at December 31, 2025 and 2024:

(US$ MILLIONS)	2025	2024
Total assets
Business services	$28,578	$31,583
Infrastructure services	16,270	17,489
Industrials	29,914	26,097
Corporate (1)	999	305
Total	$75,761	$75,474
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(1)As at December 31, 2025, corporate segment’s assets included $584 million of units in a new evergreen private equity fund managed by Brookfield Asset Management. Refer to Note 25(a)(i) for additional information.

Schedule of Disclosure of revenues and non-current assets by geographical areas
The table below summarizes the partnership’s total revenues by geography for the years ended December 31, 2025, 2024 and 2023:

(US$ MILLIONS)	2025	2024	2023
United States	$8,797	$8,202	$11,676
Europe	4,846	6,361	8,017
Australia	4,130	5,683	4,962
Brazil	2,605	2,698	2,838
United Kingdom	2,149	11,583	19,524
Canada	1,754	2,301	3,954
Mexico	1,278	1,305	1,202
Other	1,898	2,487	2,895
Total revenues	$27,457	$40,620	$55,068
The tables below summarize the partnership’s segment revenues by geography for the years ended December 31, 2025, 2024 and 2023:

	Year ended December 31, 2025
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Total
United States	$1,598	$762	$6,426	$8,786
Europe	—	552	3,550	4,102
Australia	3,355	210	116	3,681
Brazil	1,012	21	1,262	2,295
United Kingdom	1,320	341	294	1,955
Mexico	—	—	1,278	1,278
Canada	357	47	515	919
Other	22	125	1,487	1,634
Total revenues from contracts with customers	$7,664	$2,058	$14,928	$24,650
Other revenues	$1,704	$1,095	$8	$2,807
Total revenues	$9,368	$3,153	$14,936	$27,457

	Year ended December 31, 2024
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Total
United States	$1,527	$803	$5,873	$8,203
Europe	1,112	781	3,569	5,462
Australia	4,803	172	128	5,103
Brazil	956	82	1,281	2,319
United Kingdom	10,756	303	315	11,374
Mexico	1	—	1,305	1,306
Canada	816	100	458	1,374
Other	650	101	1,489	2,240
Total revenues from contracts with customers	$20,621	$2,342	$14,418	$37,381
Other revenues	$1,828	$1,397	$14	$3,239
Total revenues	$22,449	$3,739	$14,432	$40,620

	Year ended December 31, 2023
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Total
United States	$2,148	$3,180	$6,334	$11,662
Europe	2,073	1,558	3,482	7,113
Australia	4,100	224	134	4,458
Brazil	863	96	1,555	2,514
United Kingdom	18,391	577	342	19,310
Mexico	—	—	1,202	1,202
Canada	2,347	166	606	3,119
Other	951	245	1,525	2,721
Total revenues from contracts with customers	$30,873	$6,046	$15,180	$52,099
Other revenues	$1,537	$1,411	$21	$2,969
Total revenues	$32,410	$7,457	$15,201	$55,068
The following table presents the partnership’s total non-current assets by geography as at December 31, 2025 and 2024:

(US$ MILLIONS)	2025	2024
United States	$21,207	$21,001
Europe	10,016	10,546
Australia	7,269	9,426
Brazil	6,356	6,358
Canada	6,307	5,653
Mexico	2,478	2,345
United Kingdom	2,393	2,394
Other	4,692	2,412
Total non-current assets	$60,718	$60,135